INCOME TAX (EXPENSE)/CREDIT (Schedule of Net Operating Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 181,136	$ 182,811	$ 136,202
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	102,751	107,093	69,851
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	51,678	52,852	52,511
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 26,707	$ 22,866	$ 13,840